Class A Common Stock Subject to Possible Redemption (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Class A Common Stock Subject to Possible Redemption [Abstract]
Schedule of class A common stock subject to possible redemption
The Class A common stock subject to possible redemption reflected on the condensed consolidated balance sheets is reconciled on the following table:

Gross proceeds	$230,000,000
Less:
Class A common stock issuance costs	(12,403,774)
Fair value of Public Warrants at issuance	(13,340,000)
Fair value of rights	—
Plus:
Remeasurement of Class A common stock to redemption value	28,519,292
Redemption of Class A common stock	(180,858,526)

Class A common stock subject to possible redemption at December 31, 2022	$51,916,992
Remeasurement of Class A common stock to redemption value	1,720,531
Class A ordinary shares tendered for redemption	(18,432,316)

Class A common stock subject to possible redemption at June 30, 2023	$35,205,207

The Class A common stock subject to possible redemption reflected on the consolidated balance sheets is reconciled on the following table:

Gross proceeds	$230,000,000
Less:
Amount allocated to Public Warrants	(13,340,000)
Class A common stock issuance costs	(12,403,774)
Plus:
Accretion of carrying value to redemption value	25,743,774

Class A common stock subject to possible redemption, December 31, 2021	230,000,000
Less:
Redemption of Class A common stock subject to possible redemption	(180,858,526)
Plus:
Increase in redemption value of Class A common stock subject to redemption	2,775,518

Class A common stock subject to possible redemption, December 31, 2022	$51,916,992